Financial instruments (Details 3) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 5,550,205
2019
Disclosure of detailed information about financial instruments [line items]
Total nominal value	733,980
2020
Disclosure of detailed information about financial instruments [line items]
Total nominal value	723,999
2021
Disclosure of detailed information about financial instruments [line items]
Total nominal value	716,000
2022
Disclosure of detailed information about financial instruments [line items]
Total nominal value	719,000
2023
Disclosure of detailed information about financial instruments [line items]
Total nominal value	718,372
2024
Disclosure of detailed information about financial instruments [line items]
Total nominal value	688,854
2028
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 1,250,000